Shareholder Report, Line Graph (Details) - USD ($)						3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended			19 Months Ended	21 Months Ended	24 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 22, 2023	Apr. 01, 2022	May 31, 2017	Dec. 31, 2014	Mar. 31, 2024	Jun. 30, 2022	Jun. 30, 2024	Sep. 30, 2022	Dec. 31, 2017	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2024	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Oberweis Micro-Cap Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBMCX
Accumulated Value					$ 10,000.00										$ 10,638.06			$ 13,255.42			$ 16,953.41		$ 14,868.68		$ 18,130.56		$ 23,553.54		$ 36,127.00		$ 32,295.71	$ 38,389.43	$ 47,169.55
Oberweis Micro-Cap Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OMCIX
Accumulated Value				$ 10,000						$ 11,692						$ 10,281			$ 12,552			$ 16,343		$ 25,151		$ 22,538		$ 26,862		$ 33,084
Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBSOX
Accumulated Value					10,000										10,510			11,285			14,167		13,143		16,438		21,776		31,264		27,770	32,161	37,352
Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBSIX
Accumulated Value				10,000						11,499						10,689			13,015			17,284		24,874		22,154		25,712		29,930
Oberweis Global Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBEGX
Accumulated Value					10,000										11,002			10,833			14,440		10,734		13,490		20,984		25,374		18,574	19,762	21,880
Oberweis Global Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBGIX
Accumulated Value				10,000						11,749						8,756			11,029			17,198		20,849		15,301		16,322		18,118
Oberweis China Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBCHX
Accumulated Value					10,000										9,780			8,878			13,765		10,185		13,885		21,731		20,555		12,903	11,909	12,778
Oberweis China Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OCHIX
Accumulated Value				10,000						13,287						9,852			13,479			21,135		20,029		12,624		11,667		12,555
Oberweis International Opportunities Fund | Investor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBIOX
Accumulated Value					10,000										11,514			10,906			15,352		11,555		14,196		23,120		23,472		14,774	15,497	16,665
Oberweis International Opportunities Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OBIIX
Accumulated Value	$ 10,083	$ 10,000				$ 10,735		$ 10,581			$ 11,554			$ 10,859
Oberweis Focused International Growth Fund | Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													OFIGX
Accumulated Value			$ 10,000				$ 7,830		$ 7,090			$ 7,725					$ 9,007			$ 10,069
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value				10,000	10,000					11,369					10,138	10,871		11,351	14,293		13,829	16,923	13,223	21,781	17,386	17,836	20,585	22,525	26,494	28,161	21,696	27,399	34,254
Russell Microcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell Microcap Growth Index
Accumulated Value				10,000	10,000					11,242					9,615	9,647		10,274	11,898		11,985	16,672	10,286	16,819	12,685	11,814	17,775	12,890	17,932	15,714	12,595	13,742	16,754
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000 Growth Index
Accumulated Value				10,000	10,000					11,389					9,862	10,329		10,978	13,271		13,411	17,867	12,163	18,373	15,628	13,531	21,040	16,055	21,636	18,488	15,933	18,906	21,772
MSCI ACWI Small-Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI ACWI Small-Cap Index
Accumulated Value				10,000	10,000					11,457					9,896	9,809		11,043	12,227		13,672	14,223	11,705	16,512	14,590	13,430	16,973	15,691	19,704	16,893	16,026	18,724	20,159
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value	10,116	10,000	$ 10,000	10,000	10,000	10,702	$ 8,591	10,657	$ 7,787	11,368	11,430	$ 9,138		10,503	9,919	9,800	$ 10,804	10,018	11,958	$ 11,215	12,526	12,892	10,798	14,344	13,176	12,271	14,205	14,509	15,805	15,064	13,521	15,987	16,598
MSCI China Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI China Net Index
Accumulated Value				$ 10,000	10,000.00					$ 13,288.68					9,217.57	$ 10,780.33		9,300.21	$ 13,309.08		14,328.75	$ 17,234.46	11,624.08	$ 13,491.25	14,350.75	$ 10,532.55	18,583.36	$ 9,353.18	14,547.17	$ 11,169.68	11,356.91	10,085.23	12,043.71
MSCI World ex-US Small Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World ex-US Small Cap Growth Index
Accumulated Value	$ 10,139	$ 10,000			$ 10,000	$ 10,369		$ 10,234			$ 11,255			$ 10,400	$ 10,992			$ 11,087			$ 14,887		$ 12,239		$ 15,671		$ 19,265		$ 20,965		$ 15,300	$ 16,917	$ 17,353